Asset Acquisition	12 Months Ended
Dec. 31, 2023
Asset Acquisition [Abstract]
ASSET ACQUISITION

NOTE 13 – ASSET ACQUISITION

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise Tech (formerly known as Anlong Hengrui Graphite Material Co., Ltd.) to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB 40,000,000 (approximately $5,743,331), among of which RMB10,000,000 (approximately $1,486,746) was paid in July 2022. In July 2022, the Group completed the acquisition. Sunrise Tech held three land use rights and two buildings.

The Company evaluated the acquisition of the purchased assets under ASC 805-Business Combination (ASC 805), and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition.

The purchase prices of the assets as of the acquisition date are as follows:

Land use rights	$3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$5,308,288

The Company recognized any excess consideration transferred over the fair value of the net assets acquired on a relative fair value basis to the identifiable net assets. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant quoted market prices of comparable companies and relevant information.

In 2023, the Company had paid RMB 5,000,000 (approximately $706,125) to the original shareholders of Sunrise Tech. The unpaid consideration RMB25,000,000 (approximately $3,521,176) will be paid in installments from 2024 to 2026. These consideration payables were interest free, and the present value was discounted using the incremental borrowing rate. The current and non-current portion of the consideration payable was $591,369 and $ 2,703,528, respectively, as of December 31, 2023. The current and non-current portion of the consideration payable was $582,381 and $3,358,906, respectively, as of December 31, 2022. The Company recorded interest expense of $133,310 and $71,272 relating to the amortization of the discount for the year ended December 31, 2023 and 2022, respectively. The consideration payable is guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director.